Related Party Transactions - Additional Information (Details) - USD ($)					1 Months Ended		7 Months Ended	9 Months Ended
	Feb. 11, 2021	Feb. 11, 2021	Feb. 01, 2021	Dec. 02, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Sep. 30, 2021
Related Party Transaction [Line Items]
Related party transaction amounts of compensation paid or accrued			$ 15,000					$ 25,000
Number of fractional shares issued upon exercise of warrants								0
Period after business combination when warrants become exercisable								30 days
Period after offering when warrants become exercisable								12 days
Warrants exercisable expiration period after completion of business combination								5 years
Redemption price per warrant								$ 0.01
Minimum period of prior written notice of redemption of warrants								30 days
Minimum price per share required for redemption of warrants								$ 18.00
Holding period of shares for completion of business combination								12 days
Stock price threshold that allows transfer of shares								$ 12.00
Period after business combination to allow transfer of shares								90 days
Repayments of Related Party Debt								$ 125,000
GigCapital4, Inc
Related Party Transaction [Line Items]
Sale of common stock, Shares	35,880,000				156,000
Proceeds from sale of common stock to Founder		$ 351,624,000			$ 25,000
Sale of common stock price per share	$ 9.83	$ 9.83			$ 0.0027927	$ 0.0027927	$ 0.0027927
Common stock issued in consideration for future service			6,000
Sale of units in private placement								35,880,000
Sale of stock price per unit	$ 10.00	$ 10.00						$ 10.00
Number of shares of common stock per unit	1	1			1	1	1
Number of shares forfeited					1,170,000	1,170,000
Share issued percentage					20.00%
Share outstanding percentage					20.00%
Exercise price of warrants	$ 11.50	$ 11.50
Number of fractional shares issued upon exercise of warrants	0
Period after business combination when warrants become exercisable		30 days
Warrants exercisable expiration period after completion of business combination	5 years
Period allotted to complete the business combination	24 months
Redemption price per warrant	$ 0.01	$ 0.01
Minimum period of prior written notice of redemption of warrants	30 days
Holding period of shares for completion of business combination					12 days
Number of trading period for transfer of shares					20 days
Number of consecutive trading period for transfer of shares					30 days
Period after completion of business combination to allow transfer of shares					30 days			30 days
Repayments of Related Party Debt								$ 125,000
Affiliated Entity
Related Party Transaction [Line Items]
Related party expense related to consulting services								675,000
Related party transaction payments to business financial and management consulting services							$ 414
Management | Affiliated Entity
Related Party Transaction [Line Items]
Related party transaction amounts of compensation paid or accrued							56	172,000
Related party transaction purchases made during the year							$ 25	$ 86,000
Maximum | GigCapital4, Inc
Related Party Transaction [Line Items]
Period after business combination to allow transfer of shares					90 days
Private Placement | GigCapital4, Inc
Related Party Transaction [Line Items]
Proceeds from sale of common stock to Founder		$ 7,176,000
Sale of units in private placement		1,099,600						249,600
Sale of stock price per unit	$ 10.00	$ 10.00						$ 10.00
Insider Shares Grant Agreements | GigCapital4, Inc
Related Party Transaction [Line Items]
Effective Date Of Grant Award Agreement					Feb. 08, 2021			Feb. 08, 2021
Common Stock | GigCapital4, Inc
Related Party Transaction [Line Items]
Sale of common stock, Shares					8,952,000			35,880,000
Stock price threshold that allows transfer of shares					$ 12.00
Common Stock | Maximum | GigCapital4, Inc
Related Party Transaction [Line Items]
Exercise price of warrants								$ 9.20
Warrants | GigCapital4, Inc
Related Party Transaction [Line Items]
Sale of common stock, Shares					31,200,000
Sale of units description	Each Unit consists of one share of the Company’s common stock, $0.0001 par value (“Common Stock”), and one-third (1/3) of one redeemable warrant (a “Public Warrant”)				Each Public Unit consists of one share of the Company’s common stock, $0.0001 par value and one-third (1/3) of one warrant to purchase one share ofcommon stock (the “Public Warrants”).
Exercise price of warrants								$ 11.50
Number of fractional shares issued upon exercise of warrants					0
Period after business combination when warrants become exercisable					30 days			30 days
Period after offering when warrants become exercisable					12 months			12 months
Warrants exercisable expiration period after completion of business combination					5 years			5 years
Period allotted to complete the business combination					24 days			24 months
Net cash settlement value of warrants					$ 0			$ 0
Redemption price per warrant					$ 0.01	$ 0.01	$ 0.01	$ 0.01
Minimum period of prior written notice of redemption of warrants					30 days			30 days
Minimum price per share required for redemption of warrants	$ 18.00				$ 18.00			$ 18.00
Warrants redemption covenant, threshold trading days					20 days			20 days
Warrants redemption covenant, threshold consecutive trading days					30 days			30 days
Warrants | Maximum | GigCapital4, Inc
Related Party Transaction [Line Items]
Exercise price of warrants								$ 9.20
Founders | Promissory Note | GigCapital4, Inc
Related Party Transaction [Line Items]
Related party transaction, terms and manner of settlement					The promissory note was non-interest bearing and is unsecured and was repaid in full on February 10, 2021.
Repayments of Related Party Debt					$ 125,000
Founders | Private Placement | GigCapital4, Inc
Related Party Transaction [Line Items]
Sale of common stock price per share								$ 10
Sale of units in private placement					850,000			850,000
Sale of stock price per unit					$ 10.00	$ 10.00	$ 10.00
Number of shares of common stock per unit					1	1	1
Exercise price of warrants					$ 11.50	$ 11.50	$ 11.50
Founders | Common Stock | GigCapital4, Inc
Related Party Transaction [Line Items]
Sale of common stock, Shares					8,952,000			8,952,000
Proceeds from sale of common stock to Founder					$ 25,000			$ 25,000
Sale of common stock price per share					$ 0.0027927	0.0027927	0.0027927	$ 0.0027927
Number of shares forfeited					1,170,000
Founders | Common Stock | Private Placement | GigCapital4, Inc
Related Party Transaction [Line Items]
Sale of common stock, Shares								850,000
Ms Hayes | Insider Shares Grant Agreements | GigCapital4, Inc
Related Party Transaction [Line Items]
Common stock issued in consideration for future service					12,000			12,000
Mr Weightman
Related Party Transaction [Line Items]
Related party transaction amounts of compensation paid or accrued			$ 10,000
Mr Weightman | Insider Shares Grant Agreements | GigCapital4, Inc
Related Party Transaction [Line Items]
Common stock issued in consideration for future service					6,000			6,000
Underwriters | Private Placement | GigCapital4, Inc
Related Party Transaction [Line Items]
Sale of common stock price per share								$ 10
Sale of units in private placement		249,600		249,600				249,600
Sale of stock price per unit					$ 10.00	$ 10.00	$ 10.00	$ 10.00
Number of shares of common stock per unit					1	1	1
Exercise price of warrants					$ 11.50	$ 11.50	$ 11.50	$ 11.50
Underwriters | Common Stock | Private Placement | GigCapital4, Inc
Related Party Transaction [Line Items]
Sale of common stock, Shares								249,600
Founder and Underwriters | Private Placement | GigCapital4, Inc
Related Party Transaction [Line Items]
Sale of units in private placement								850,000
Number of shares of common stock per unit					1	1	1
Sale of units description					Each Private Placement Unit consists of one share of the Company’s common stock, $0.0001 par value and one-third (1/3) of one warrant (the “Private Placement Warrants”).			Each Private Placement Unit consists of one share of the Company’s Common Stock, and one-third (1/3) of one warrant (a “Private Placement Warrant”).
Exercise price of warrants					$ 11.50	$ 11.50	$ 11.50
Founder and Underwriters | Warrants | Private Placement | GigCapital4, Inc
Related Party Transaction [Line Items]
Number of fractional shares issued upon exercise of warrants					0
Period after business combination when warrants become exercisable					30 days
Period after offering when warrants become exercisable					12 days
Warrants exercisable expiration period after completion of business combination					5 years
Net cash settlement value of warrants					$ 0
Redemption price per warrant					$ 0.01	$ 0.01	$ 0.01
Minimum period of prior written notice of redemption of warrants					30 days
Minimum price per share required for redemption of warrants					$ 18.00
Warrants redemption covenant, threshold trading days					20 days
Warrants redemption covenant, threshold consecutive trading days					30 days
Founder and Underwriters | Warrants | Private Placement | Maximum | GigCapital4, Inc
Related Party Transaction [Line Items]
Period allotted to complete the business combination					24 days
Affiliate Of Sponsor | Office Space, Administrative Services and Secretarial Support | GigCapital4, Inc
Related Party Transaction [Line Items]
Related party transaction amounts of compensation paid or accrued					$ 25,000
Peter Cannito | Acquisition of PCI
Related Party Transaction [Line Items]
Related party transaction accrued compensation settled in common units							$ 650